Earnings Per Common Share - Earnings Per Share Basic and Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Net income	$ 56,876	$ 54,876
Common shares outstanding and common stock equivalents:
Weighted-average shares outstanding - basic (in shares)	38,811,000	10,628,000
Effect of dilutive securities (in shares)	16,000	279,000
Weighted-average shares outstanding - diluted (in shares)	38,827,000	10,907,000
Income per share:
Basic (in dollars per share)	$ 1.47	$ 5.16
Diluted (in dollars per share)	$ 1.46	$ 5.03